Deposits	12 Months Ended
Dec. 31, 2024
Deposits [Abstract]
Deposits	DEPOSITS
A summary of interest expense on deposits for the years ended December 31 follows:

	2024	2023	2022
	(In thousands)
Savings and interest-bearing checking	$28,047	$24,601	$6,078
Reciprocal	34,574	23,429	4,421
Time	24,135	13,766	1,902
Brokered time	5,938	13,279	1,750
Total	$92,694	$75,075	$14,151
Aggregate time deposits in denominations of $0.25 million or more amounted to $211.4 million and $176.6 million at December 31, 2024 and 2023, respectively.
A summary of the maturity of time deposits at December 31, 2024, follows (1):

(In thousands)
2025	$816,329
2026	22,633
2027	4,751
2028	2,198
2029	1,956
2030 and thereafter	36
Total	$847,903

(1)	Includes time deposits, brokered time deposits and reciprocal time deposits
Reciprocal deposits represent demand, money market and time deposits from our customers that have been placed through IntraFi Network. This service allows our customers to access multi-million dollar FDIC deposit insurance on deposit balances greater than the standard FDIC insurance maximum.
A summary of reciprocal deposits at December 31 follows:

	2024	2023
	(In thousands)
Demand	$797,181	$722,407
Money market	43	607
Time	109,807	109,006
Total	$907,031	$832,020